Property Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment Net
Schedule of property plant and equipment, net

	Machinery and equipment	Computers	Office furniture and equipment	Leasehold improvements	Printers leased to clients	Raw Materials (*)	Total
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
Cost
As of January 1, 2017	922	350	135	269	383	427	2,486
Additions	1,854	70	8	1,407	283	-	3,622
Reclassification	700	-	14	-	(287)	(427)	-
Disposals	(49)	(4)	(6)	-	(78)	-	(137)
As of December 31, 2017	3,427	416	151	1,676	301	-	5,971
Additions	1,551	61	7	43	90	-	1,752
Disposals	(846)	(6)	-	-	(192)	-	(1,044)
As of December 31, 2018	4,132	471	158	1,719	199	-	6,679

Depreciation accrued
As of January 1, 2017	86	129	10	22	14	-	261
Additions	314	130	13	54	78	-	589
Reclassification	10	1	1	-	(12)	-	-
Disposals	(6)	(4)	(1)	-	(40)	-	(51)
As of December 31, 2017	404	256	23	76	40	-	799
Additions	855	112	14	162	43	-	1,186
Disposals	(467)	(3)	-	-	(36)	-	(506)
As of December 31, 2018	792	365	37	238	47	-	1,479

Carrying amount
As of December 31, 2018	3,340	106	121	1,481	152	-	5,200
As of December 31, 2017	3,023	160	128	1,600	261	-	5,172

(*)	During the year ended December 31, 2016, the Group acquired raw materials for the building of its 3D printers, with the intention of leasing those printers to clients as a part of the Company's beta plan. In 2017 the Company utilized the raw materials.